Asset Retirement Obligations and Accrued Environmental Costs - Summary of Sensitivity of Asset Retirement Obligations and Accrued Environmental Costs to Changes in Discount Rate on Recorded Liability (Parenthetical) (Detail) - Undiscounted Cash Flow [Member] - Potash [Member]
12 Months Ended
Dec. 31, 2020
Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Final decommissioning period	92 years
Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Final decommissioning period	407 years